ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

NOTE 1 – ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Visionary Education Technology Holdings Group Inc. (“Visionary Group” or the “Company”), formerly known as 123 Natural Food Ontario Ltd., is a company limited by shares incorporated under the Business Corporation Act of Ontario, Canada on August 20, 2013. The Company, through its subsidiaries, is primarily engaged in education related businesses, which includes high school education programs, real estate development, animation education, vocational education, online education and other education-related consulting services. On May 19, 2022, the Company closed its initial public offering (“IPO”) of 4,250,000 Common Shares at a public offering price of $4.00 per share for gross proceeds of $17.0 million.(Note 15) In connection with the offering, the Company’s common shares began trading on the NASDAQ under the symbol “VEDU.” Ms. Fan Zhou is the controlling shareholder (the “Controlling Shareholder”) of the Company by holding 100% of the equity interests of 3888 Investment Group Limited, which owns a 46.7% equity interest of Visionary Group.

Reorganization

On April 1, 2019, the Controlling Shareholder transferred her 100% equity interest in Visionary Education Real Estate Group Inc., formerly known as 123 Real Estate Development Ontario Ltd., to Visionary Group. After this reorganization, Visionary Group ultimately owns 100% equity interests of Visionary Education Real Estate Group Inc. On October 12, 2021, Visionary Education Real Estate Group Inc. changed its name to Visionary Education Service and Management Inc.

Since the Company and its wholly-owned subsidiary, Visionary Education Service & Management Inc., are effectively controlled by the same Controlling Shareholder before and after the reorganization, they are considered under common control. The above-mentioned transaction was accounted for as a reorganization. The consolidation of the Company and this subsidiary has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The Company has subsidiaries in Canada. Details of the Company and its subsidiaries as of March 31, 2023 are set out below:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Visionary Education Technology Holdings Group Inc. (“Visionary Group” or the “Company”)	August 20, 2013	Richmond Hill, Ontario	Parent	Holding company and rental business
Visionary Education Service and Management Inc. (“VESM”)	August 20, 2013	Richmond Hill, Ontario	100%	Real estate development
Farvision Education Group Inc. (“Farvision Education”)	May 14, 2020	Toronto, Ontario	100%	Education services
NeoCanaan Investment Corporation (“NeoCanaan Investment”)	May 26, 2020	Richmond Hill, Ontario	100%	rental business
Farvision Digital Technology Group Inc. (“Farvision Digital”)	July 20, 2010	Scarborough, Ontario	100% by NeoCanaan Investment	Construction
Canada Animation Industry Group Inc. (“Animation Group”)	October 8, 2020	Richmond Hill, Ontario	100% by NeoCanaan Investment	Rental business
Toronto ESchool Ltd. (“Toronto ESchool”)	November 15, 2017	Toronto, Ontario	70% by Farvision Education	Online high school education
Maple Toronto Art Academy Inc. (“Art Academy”)	July 27, 2020	Toronto, Ontario	80% by Farvision Education	Arts and high school education
9651837 Canada Inc. (“Lowell Academy”)	June 12, 2021	Toronto, Ontario	70% by Farvision Education	High school education
7621531 Canada Inc. (“Conbridge College”)	September 1, 2021	Toronto, Ontario	80% by Farvision Education	Career college education
Max the Mutt Animation Inc. (“MTM Animation”)	February 28, 2022	Toronto, Ontario	80% by Farvision Education	Animation education
13995191 Canada Inc. (“13995191”)	April 28, 2022	Toronto, Ontario	100%	Rental business

The following entities were divested from the Company during the year ended March 31, 2023:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Princeton Career Education Group Inc. (“Princeton Education”)	June 12, 2021	Toronto, Ontario	70% by Farvision Education	Vocational education
Visionary Study Aboard & Immigration Services Inc. (“Visionary Immigration”)	June 12, 2021	Toronto, Ontario	100% by VESM	Immigration service
Farvision Human Resources Service Company Inc. (“Farvision HR”)	June 12, 2021	Toronto, Ontario	100% by VESM	Recruitment service

On August 20, 2013, Ms. Fan Zhou incorporated 123 Natural Food Ontario Ltd. as a sole shareholder in Richmond Hill, Ontario. On March 25, 2021, the Company filed an article of amendment to change its name to Visionary Education Technology Holdings Group Inc. (“Visionary Group”). Ms. Fan Zhou transferred her 100% equity interest of Visionary Group to 3888 Investment Group Limited at cost on August 21, 2013.

On August 20, 2013, Ms. Fan Zhou incorporated 123 Real Estate Development Ontario Ltd. as a sole shareholder in Richmond Hill, Ontario. On April 1, 2019, Ms. Fan Zhou transferred all the shares to Visionary Group. On May 28, 2021, 123 Real Estate Development Ontario Ltd. filed an article of amendment to change its name to Visionary Education Real Estate Group Inc. (“Visionary Real Estate”). On October 12, 2021 Visionary Real Estate filed amendment to change its name to Visionary Education Services & Management Inc. (“VESM”)

On February 25, 2019, VESM entered into a share purchase agreement to acquire 100% of the equity interests in PrideMax Construction Group Inc. (“PrideMax Construction”), a company incorporated on July 20, 2010 in Scarborough, Ontario and had no active business since inception, from its original shareholder for $0.8 (C$1). The transaction was completed on April 1, 2019. On May 23, 2020, VESM transferred 100% of the equity interests in PrideMax Construction to NeoCannaan Investment Corporation. On June 16, 2021, PrideMax Construction filed an article of amendment to change its name to Farvision Development Group Inc (“Farvision Development”). On November 3, 2022, Farvison Development filed an article of amendment to change its name to Farvision Digital Technologies Group Inc. (“Farvision Digital”).

On May 14, 2020, Farvision Education Group Inc. (“Farvision Education”) was incorporated under the Canada Business Corporation Act. Visionary Group owns all the issued shares of Farvision Education.

On November 15, 2017, the Company entered into a share purchase agreement to acquire 55% of the equity interest in Toronto ESchool Inc. (“Toronto ESchool”), a company incorporated on March 7, 2016 in Toronto, Canada, from its original shareholder, China Youth (Canada) Langton Education Technology Co. Ltd. (“Langton Canada”) for $0.8 (C$1). Langton Canada is a related party of the Company due to common control, as Ms. Fan Zhou was the sole director of Langton Canada. It was considered an asset acquisition in accordance with ASU 2017-01 since substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets – a private high school license. On June 19, 2020, the Company further acquired 15% of the equity interests in Toronto ESchool from its original shareholder (a third party) for consideration of $31,808 (C$40,000). After this transaction, the Company owns total of 70% of the equity interests of Toronto ESchool. On June 19, 2020, the Company transferred its 70% of equity interests in Toronto ESchool to its wholly owned subsidiary Farvision Education.

On July 15, 2020, Farvision Education entered into an investment agreement with 2549601 Ontario Inc., which owns a private high school license registered with the Ontario Ministry of Education, to incorporate Maple Toronto Arts & Performance Academy Inc. with a total investment of $159,040 (C$200,000) from both parties. Pursuant to the agreement, Farvision Education subscribed for 80% of its total 200,000 common shares at C$ 1.00 per share, and 2549601 Ontario Inc. subscribed the remaining 20% of its total common shares, which was completed on July 27, 2020. On August 3, 2020, the Company filed an article of amendment to change the name of Maple Toronto Arts & Performance Academy Inc. to Maple Toronto Art Academy Inc. (“Art Academy”). On July 27, 2020, Art Academy entered into a license transfer agreement with 2549601 Ontario Inc. (operating as Alathena International Academy Richmond Hill), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Art Academy acquired the private high school license for a consideration of $159,040 (C$200,000). The transaction was completed on September 1, 2020.

On May 26, 2020, NeoCanaan Investment Corporation (“NeoCanaan Investment”) was incorporated under the Canada Business Corporation Act. Visionary Group owns all the issued shares of NeoCanaan Investment.

On October 8, 2020, Canada Animation Industry Group Inc. (“Animation Group”) was incorporated under the Canada Business Corporation Act. NeoCanaan Investment owns all the issued shares of Animation Group.

On April 1, 2021, Visionary Education Services and Management Inc. (“VESM”) entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 100% of the equity interests in Glorious Future Study Abroad Immigration Group Inc. (“Glorious Immigration”) and PrideMax International Human Resources Services Inc. (“PrideMax HR”) for $0.8 (C$1). The transaction was completed on June 12, 2021. On June 16, 2021, Glorious Immigration changed its name Visionary Study Aboard & Immigration Services Inc. (“Visionary Immigration”). On June 17, 2021, PrideMax HR changed its name to Farvision Human Resources Service Company Inc. (“Farvision HR”). On July 26, 2022, both Visionary Immigration and Farvision HR have been divested from the Group, and both Visionary Immigration and Farvision HR have been inactive since the acquisition by VESM.

On June 6, 2021, Farvision Education entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 70% of the equity interests in Princeton Career Education Group Inc. (“Princeton Career”) for $0.8 (C$1). The transaction was completed on June 12, 2021. The Princeton Career was divested from the Group on July 26, 2022.

On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 9651837 Canada Inc. (o/a “Lowell Academy”), a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed for 70% of the shares of Lowell Academy for a consideration of $164,829 (C$210,000). The transaction was completed on June 12, 2021.

On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 7621531 Canada Inc., operating as Conbridge College of Business and Technology (“Conbridge College”), a private career college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interests of Conbridge College of Business and Technology for a total consideration of $63,616 (C$80,000). The transaction was closed on September 1, 2021.

On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of Max the Mutt Animation Inc. (“MTM Animation”), a private vocational college registered with Ontario Ministry of Colleges and University, to purchase all of the issued and outstanding shares of MTM Animation for a total consideration of $2.1 million (C$2.6 million). The consideration included two components: i) a fixed or guaranteed purchase price of $1.7 million (C$2.1 million), and ii) post-closing performance-based payments aggregating up to $392,450 (C$500,000). The Company acquired 70% of equity interest of MTM Animation for a total consideration of $1,456,546 (C$1,820,000) on February 28, 2022. The remaining 30% of the purchased shares will be transferred over three years on the anniversary of the first three years after the closing. On February 28, 2022, the Company and the original shareholders of MTM Animation signed an amended agreement to transfer the remaining 30% of the purchased shares over three years by transferring 10% of the purchased shares each year after the Company making three payments of $80,030, $80,030, and $64,024 (C$100,000, C$100,000, and C$80,000) on February 28, 2023, February 28, 2024 and February 28, 2025, respectively. On June 24, 2022, additional 10% of the equity was purchased by the Company for $80,030 (C$100,000) and the Company has owned 80% of total equity of MTM Animation as at March 31, 2023.

On April 28, 2022, Ms. Fan Zhou incorporated 13995191 Canada Inc. and on May 20, 2022, the shares were transferred to the Company. As the result, 13995191 Canada Inc. becomes the wholly owned subsidiary of the Company. The purpose of incorporating 13995191 Canada Inc. is to hold the two office buildings at 95-105 Moatfield Drive, Toronto, pursuant to the purchase agreement signed on May 19, 2021. The purchase was closed on September 23, 2022.

On July 26, 2022, in order to better use the capital raised in connection with the IPO, improve the efficiency of the operations, streamline the business lines to focus on its core education sector, and optimize the structure of the vocational educational business, the Board of the Company approved to divest its three subsidiaries: Visionary Immigration, Farvision HR, and Princeton Education. The divestiture of these three subsidiaries does not represent a strategic shift of the Company and has no major effect on the Company’s operations and financial results.

On July 14, 2022, the Company entered into a Capital Increase and Share Expansion Agreement (the “Contribution Agreement”) with Griggs International Academy China Co. Ltd. (“Griggs China”), a Hong Kong private consulting and investment holding company. Pursuant to the Contribution Agreement, the Company has agreed to invest $900,000 in Griggs China in exchange for 9,000 newly issued shares of Griggs China, which will equal 90% of issued and outstanding shares of Griggs China. On July 19, 2022, both parties agreed to amend the agreement to acquire the all the shares from two Griggs Shareholders for a total consideration of $50,000. As a result, the Company owned 100% of equity interest in Griggs China after the transaction. On August 1, 2022 due to no business activities in Griggs China, the Company sold its 100% of Griggs China to a third party at total consideration of $50,000. There was no impact to the Company’s financial position due to the short period that the Company held the ownership of Grigg China.

Going Concern

As reflected in the Company’s consolidated financial statements, the Company had cash balance of $651,490 as of March 31, 2023 ($741,868 as of March 31, 2022), and the Company’s total current liabilities exceeded its total current assets by approximately $58.1 million (March 31, 2022: $11.7 million). For the year ended March 31, 2023, the Company incurred a net loss of $3,572,108 (March 31, 2022 – net loss of $56,474; March 31, 2021 – net income of $2,913,646).

The consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to obtain additional capital and the profits from its operations. In recognition of these circumstances, the Company currently plans to fund its operations and support its ongoing acquisition projects mainly through cash flow from its operations, disposing several real estate properties, renegotiating of bank borrowings, borrowing from the controlling shareholder, and additional equity financing from outside investors, if necessary, to ensure sufficient working capital. However, there can be no assurance that it will be successful in its efforts to do so and that the terms will be favorable to the Company. These events or conditions indicate that a material uncertainty exists that casts substantial doubt on the Company’s ability to continue as a going concern.